Long/Short Large-Cap Portfolio
Long/Short Large-Cap Portfolio

Important Notice Regarding Proposed Reorganization of the Fund

The Long/Short Large-Cap Portfolio is proposed to be reorganized with and into the Main Street Core Portfolio. Subject to approval of the plan of reorganization by shareholders of the Long/Short Large-Cap Portfolio, the reorganization is expected to be effective after the close of business on June 28, 2018.

Investment Goal
This Fund seeks above-average total returns.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Long/Short Large-Cap Portfolio Class I
Management Fee	1.00%
Service Fee	0.20%
Other Expenses	0.87%
Dividend and Interest Expense	0.83%
All Other Expenses	0.04%
Total Annual Fund Operating Expenses	2.07%

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example	1 year	3 years	5 years	10 years
Long/Short Large-Cap Portfolio | Class I | USD ($)	210	649	1,114	2,400

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example No Redemption	1 year	3 years	5 years	10 years
Long/Short Large-Cap Portfolio | Class I | USD ($)	210	649	1,114	2,400

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 163% of the average value of the Fund.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with large market capitalizations. The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization similar to companies contained within the S&P 500 Index. As of December 31, 2017, the market capitalization range of the S&P 500 Index was approximately $2.7 billion to $868.9 billion. As of December 31, 2017, the weighted average market capitalization of the Fund was approximately $172.1 billion.

The Fund principally invests in, and sells short, equity securities of large, publicly traded companies. Equity securities in which the Fund invests include common stocks and exchange-traded funds.

The sub-adviser intends to maintain an approximate net long exposure of 100% (long market value minus short market value) to the equity market. However, long and short positions will vary in size as market opportunities change. The Fund’s long positions and their equivalents will generally range between 90% and 150%, and short positions will generally range between 0% and 50% of the value of the net assets in the Fund.

The sub-adviser will establish long equity positions in securities that the sub-adviser believes will outperform the market and will take short positions in equity securities that the sub-adviser believes will underperform the market. When a short sale occurs, the Fund will arrange through and pay a broker to borrow the security for delivery to the buyer. When the Fund borrows a security, it is obligated to replace the security borrowed at such security’s market price at the time of replacement. As a result, the Fund will use a securities lending program to invest the cash collateral received from borrowers for securities on loan to collateralize securities sold short, while the proceeds from sales of securities sold short are then used to purchase long positions in excess of the value of the Fund’s net assets. The cost of financing long positions in excess of the value of the Fund’s assets and of borrowing securities sold short and associated costs with this strategy are interest and/or transactional costs of the Fund. Accordingly, the Fund will be leveraged and could have more equity exposure than a fund that does not engage in this strategy. However, the Fund intends to maintain an approximate net 100% long exposure. Implementation of the Fund’s strategy is dependent upon the ability of cost effective financing of positions.

In general, the sub-adviser buys and covers short sales in equity securities that are identified as undervalued and considers selling or shorting them when they appear overvalued. Along with the valuation approach, the sub-adviser also considers a number of other criteria such as:

• catalysts that could trigger a rise in a stock’s price;

• high potential reward compared to potential risk; and

• temporary mispricing caused by apparent market overreactions.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

• Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

• Borrowing Risk: Borrowing money to finance purchases of securities that exceed the Fund’s net assets creates leverage risk, which may magnify changes to the Fund’s net asset value and its returns. The Fund bears the added price volatility risk of the securities purchased. Borrowing money will cost the Fund interest expense and other fees, which may reduce its returns.

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

• Leverage Risk: The Fund may enter into short sales as a principal investment strategy. These transactions give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Securities Lending Risk: For the Fund, when securities are loaned to the borrower, there is a risk that the loaned securities will not be returned or that their return will be delayed, as well as a risk of a loss of rights in the collateral should the borrower become insolvent or not meet its contractual obligations.

• Short Sale Risk: Engaging in short sales of securities that the Fund does not own subjects it to the risks associated with those securities, including price volatility risk. A security is sold short in anticipation of purchasing the same security at a later date at a lower price; however, the Fund may incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security sold short. Because there is no limit on how high the price of the security may rise, such loss is theoretically unlimited. Short sales may also incur transaction costs and borrowing fees for the Fund and subject the Fund to leverage risk because they may provide investment exposure in an amount exceeding the initial investment.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

J.P. Morgan Investment Management Inc. became sole sub-adviser of the Fund on May 1, 2011. The Fund was co-managed with another firm before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2009: 16.33%; Q3 2011: (15.61%)
Average Annual Total Returns (For the periods ended December 31, 2017)
Average Annual Returns - Long/Short Large-Cap Portfolio	Label	1 Year	5 Years	Since Inception	Inception Date
Class I	Class I (incepted May 1, 2008)	21.80%	15.07%	8.46%	May 01, 2008
S&P 500 Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)	S&P 500 Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)	21.83%	15.79%	9.39%	May 01, 2008